UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

ANNUAL REPORT	OCTOBER 31, 2016

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016 (Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

We are pleased to offer you the 2016 report for the PineBridge Dynamic Asset Allocation Fund (the “Fund”) for the year-to-date period ending October 31, 2016. Enclosed we provide a discussion of how the Fund was managed and our market outlook going forward during this period.

Coming into 2016 markets were pricing in a high likelihood of a hard landing in China in the midst of a rising consensus that all central banks were near the end of their accommodative measures. Global equity markets, particularly in Europe and Japan, suffered due to disappointing data flow as well as steep sell-off in China. Then a number of surprising events took hold. Oil prices ricochet off of new lows in the wake of increasing supply and weak demand outlook. The Bank of Japan surprised investors, including ourselves, by announcing a ‘negative interest rate policy’. While risk assets generally grinded higher in the second quarter, the long awaited Brexit decision shocked the markets in June as polls moved from “unlikely” to “too-close-to-call”, while market-based odds for “Remain” rose from “Likely” to “Extremely Likely”. By the end of June, global equities (as measured by the MSCI All Country World Daily TR Net Index) ended at 1.2% while global government bonds (as measured by the Citi World Government Bond Index TR Net Index) rallied at 10.7% as developed world sovereign bond yields plunged to record lows. During these first two quarters, the Fund returns were negatively impacted by its overweight exposures to Japanese Equities, European Equities and US Dollar (long US Dollar, Euro and Yen hedged out).

In Q3 2016, markets seemed to reverse their trend in the first half of the year. Dovish policymakers, deflationary pressures subsiding, and relatively stable oil prices prompted global equities to rally 4.6%. Japanese equities rallied 6.2% on the back of a decisive reelection outcome for Prime Minister Abe and investor sentiment improvement following the announcement of its long-awaited stimulus package. The macro data flow from Europe painted a picture of stable growth — outweighing any lingering ‘Brexit’ fears. Lower and lower developed market sovereign yields led investors to search for yields in riskier credit instruments such as US High Yield rising 5.6% followed by emerging market sovereign bonds in local currency rising 4.0%. During this period, the Fund returns were positively impacted by its overweight exposures to Japanese Equities and Emerging Market (“EM”) Sovereign Local Currency Debt.

More recently, we have started to observe clear signs in a regime shift from monetary policy to fiscal policy in the US joining Japan and China. The US presidential election outcome pulled global equities out of its range bound levels since July — renewed economic growth in light of more fiscal backdrop pushed global equities to their yearly highs at 5.6% by the end of November 2016. In the US, prospects of a Trump fiscal stimulus package bolstered US equities up more than

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016 (Unaudited)

+13% over November; in particular, talk of a looser regulatory environment benefitted US financials. On the other hand, renewed prospects of higher growth and faster inflation, in addition to increasing investor convictions in an interest rate hike by the Federal Reserve, led to a sell-off of government bonds ending lower at 5.3% on year-to-date basis as of November 30, 2016 after the US elections. Some of the best performing asset classes this year like emerging market sovereigns posted losses since the US elections — though the trend was merely a dent in their stellar double-digit performance this year. Selective outliers to the selloff included Latin American emerging market sovereigns helped by structural and domestic reforms.

Going forward, in our view, the positives of pro-growth tax cuts, regulatory roll back, and infrastructure spending have to be weighed against a deleterious impact on global trade. On balance we agree with the markets assessment that the stimulative positives of a US fiscal thrust could outweigh potential drags from global trade. In China, measures to curb excess capacity seem to be working as the country is discarding its attempt to slow down local government debt buildup and is now accelerating a new form of fiscal thrust by the central government. In tandem, monetary policy remains very accommodative, and should continue to do so for most of 2017 with a widening divergence between the Federal Reserve and the other central banks; negative interest rate policies and quantitative easing programs by the European Central Bank and Bank of Japan should soon stifle further escalations in the US yield curve and US Dollar, until one of these central banks changes course. As a whole, emerging markets have been weathering the bond sell-off relatively well; offsetting a rising US yield curve is the reality of selective accelerating EM economies, commodity prices, and political reforms.

Amidst this market environment, in 2016, the PineBridge Dynamic Asset Allocation Fund, Institutional Shares returned 5.10% net of fees underperforming the benchmark (60% MSCI ACWI/ 40% Citi World Government Bond Index) by -1.86% from March 2, 2016 (commencement of operations) through October 31, 2016. While 2016 presented a challenge, we are optimistic in finding opportunities going forward as an environment of low nominal returns and rising volatility ahead particularly emphasizes the importance of selectivity. On the horizon, we believe increasing differences to regional, sector and asset class should be a healthy backdrop for seeking alpha from choosing beta. We look forward to this new regime driven by fiscal policies, despite the likely bumps along the way.

We appreciate your investment into the PineBridge Dynamic Asset Allocation Fund and look forward to continuing to servicing your investment needs in the year ahead.

Warm Regards,

Michael Kelly

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016 (Unaudited)

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

Definition of Comparative Index And Other Investment Terms

Alpha is a measure of performance on a risk-adjusted basis. Alpha takes the volatility (price risk) of a mutual fund and compares its risk adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is used in the capital asset pricing model (CAPM), a model that calculates the expected return of an asset based on its beta and expected market return.

Citigroup World Government Bond Index (WGBI) is a market capitalization weighted index that is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI comprises sovereign debt from over 20 countries.

MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016 (Unaudited)

Comparison of Change in the Value of a $1,000,000 Investment in the PineBridge Dynamic Asset Allocation Fund, Institutional Shares versus a blended benchmark of 60% MSCI ACWI and 40% Citigroup World Government Bond Index

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2016
Cumulative Inception to Date*
Institutional Shares	5.10%
Investor Servicing Shares**	5.30%
60% MSCI AWI/40% Citigroup World Government Bond Index	6.96%

* The PineBridge Dynamic Asset Allocation Fund, Institutional Shares and Investor Servicing Shares, commenced operations on March 2, 2016.

** The graph is based on only Institutional Shares; performance for Investor Shares would be different due to differences in fee structures. The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

SECTOR WEIGHTINGS (Unaudited)†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 43.9%
	Shares	Value

Austria — 0.0%
ANDRITZ	602	$31,489

Belgium — 0.1%
Anheuser-Busch InBev	526	60,369
Proximus SADP	1,623	46,466

		106,835

Bermuda — 0.1%
Aspen Insurance Holdings	1,115	53,799

Canada — 0.3%
Bank of Montreal	3,292	209,503
Barrick Gold	2,692	47,365
Genworth MI Canada	300	6,515

		263,383

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Denmark — 0.1%
Carlsberg, Cl B	172	$15,510
Danske Bank	1,122	34,641
Genmab *	9	1,485
ISS	315	12,385
Novo Nordisk, Cl B	1,088	38,922

		102,943

Finland — 0.2%
Fortum	2,108	35,151
Kone, Cl B	495	22,784
Nokia	860	3,840
Nokian Renkaat	191	6,410
Orion, Cl B	842	35,854
UPM-Kymmene	2,672	62,184

		166,223

France — 0.9%
Arkema	257	24,370
Atos	90	9,348
AXA	2,780	62,668
BNP Paribas	1,170	67,866
Bouygues	805	26,250
Carrefour	480	12,591
Christian Dior	445	85,854
Cie de Saint-Gobain	1,069	47,462
Cie Generale des Etablissements Michelin	158	17,107
Credit Agricole	5,276	56,945
Danone	160	11,079
Edenred	48	1,112
Electricite de France	742	8,316
Engie	7,046	101,596
Eutelsat Communications	941	19,730
Fonciere Des Regions ‡	79	6,906
LVMH Moet Hennessy Louis Vuitton	140	25,443
Natixis	2,959	14,958
Orange	8,155	128,464
Safran	461	31,695
Sanofi	109	8,491
SES, Cl A	742	17,064
Societe Generale	1,850	72,218
TOTAL	427	20,493

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

France — continued
Vivendi	3,198	$64,666

		942,692

Germany — 0.8%
Allianz	1,094	170,533
BASF	209	18,423
Bayer	812	80,482
Bayerische Motoren Werke	213	18,558
Beiersdorf	575	50,623
Daimler	1,322	94,200
Deutsche Lufthansa	1,454	18,587
Deutsche Post	1,254	38,861
Deutsche Telekom	2,231	36,357
Deutsche Wohnen	254	8,287
E.ON	2,761	20,222
Evonik Industries	1,605	50,144
Fresenius & KGaA	254	18,749
Henkel & KGaA	292	32,151
HUGO BOSS	93	5,841
MAN	245	25,055
METRO	188	5,632
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	193	37,416
SAP	82	7,223
Siemens	74	8,404
Telefonica Deutschland Holding	12,669	49,107

		794,855

Hong Kong — 0.3%
Agricultural Bank of China	6,000	2,530
China Petroleum & Chemical	78,000	56,824
China Telecom	356,000	184,070
Chongqing Rural Commercial Bank	15,000	8,993
CSPC Pharmaceutical Group	18,000	18,660
China Life Insurance	24,000	22,169

		293,246

Indonesia — 7.0%
Adaro Energy	943,900	114,660
AKR Corporindo	116,400	63,338

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value
Indonesia — continued
Astra International	1,327,200	$836,620
Bank Central Asia	808,300	961,746
Bank Mandiri Persero	612,200	538,396
Bank Negara Indonesia Persero	489,200	209,020
Bank Rakyat Indonesia Persero	728,000	680,687
Bumi Serpong Damai	504,800	83,953
Global Mediacom	465,500	30,325
Gudang Garam	31,600	164,442
Hanjaya Mandala Sampoerna	610,300	184,755
Indocement Tunggal Prakarsa	96,500	121,660
Indofood CBP Sukses Makmur	153,000	110,224
Indofood Sukses Makmur	288,000	187,615
Jasa Marga Persero	133,700	46,418
Kalbe Farma	1,383,400	184,482
Lippo Karawaci	1,210,600	83,966
Matahari Department Store	153,100	211,498
Media Nusantara Citra	327,600	52,725
Perusahaan Gas Negara Persero	715,400	140,361
Semen Indonesia Persero	194,600	146,905
Summarecon Agung	662,200	83,739
Surya Citra Media	383,500	77,887
Telekomunikasi Indonesia Persero	3,305,000	1,068,907
Tower Bersama Infrastructure	157,200	71,986
Unilever Indonesia	100,100	341,198
United Tractors	110,100	182,473
Waskita Karya Persero	311,500	62,548
XL Axiata *	245,100	41,326

		7,083,860

Ireland — 0.0%
Paddy Power Betfair	80	8,281

Italy — 0.3%
Assicurazioni Generali	3,427	44,279
Enel	44,816	192,852
Eni	3,177	46,071
Intesa Sanpaolo	3,574	7,721
Snam	5,155	27,174

		318,097

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Japan — 14.2%
AEON Financial Service	2,500	$44,126
Aeon Mall	2,200	32,726
Air Water	1,000	18,757
Ajinomoto	9,300	207,204
Alfresa Holdings	2,000	42,377
Alps Electric	3,200	76,895
Amada Holdings	200	2,285
ANA Holdings	22,000	61,928
Asahi Glass	5,000	35,043
Asahi Group Holdings	7,000	250,377
Asahi Kasei	7,000	63,265
Asics	300	6,414
Astellas Pharma	900	13,384
Bandai Namco Holdings	900	27,033
Bank of Kyoto	2,000	14,704
BayCurrent Consulting *	6,500	108,592
Benesse Holdings	600	15,751
Bridgestone	2,500	93,330
Brother Industries	700	12,883
Canon	3,300	94,937
Capcom	5,500	142,391
Casio Computer	15,800	220,871
Central Japan Railway	1,400	238,496
Chiba Bank	14,000	86,774
Chubu Electric Power	5,000	73,639
Chugai Pharmaceutical	200	6,828
Chugoku Bank	2,000	26,890
Chugoku Electric Power	3,400	39,813
Concordia Financial Group	10,100	46,922
CYBERDYNE *	3,300	49,624
Daicel	14,600	192,679
Dai-ichi Life Holdings	4,400	64,655
Daiichi Sankyo	3,500	84,304
Daikin Industries	2,400	230,686
Daikyo	72,000	154,477
Daito Trust Construction	500	83,794
Daiwa House Industry	1,000	27,520
Daiwa Securities Group	12,000	71,826
Denso	1,200	52,236
Disco	800	96,882
East Japan Railway	1,200	105,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Japan — continued
Eisai	1,300	$83,030
Electric Power Development	800	18,667
FamilyMart UNY Holdings	900	56,470
Fast Retailing	300	101,440
Fuji Electric	48,000	240,298
Fuji Heavy Industries	8,400	327,926
Fujitsu	27,000	160,424
GMO internet	5,000	66,988
GMO Payment Gateway	700	32,240
Hino Motors	500	5,459
Hirose Electric	500	66,177
Hiroshima Bank	4,000	17,164
Hitachi	18,000	95,982
Hitachi Chemical	900	21,112
Hitachi Construction Machinery	1,800	37,710
Hitachi Metals	200	2,502
Honda Motor	3,400	101,932
Hoshizaki	300	27,119
Hoya	2,100	87,809
IDOM	6,900	36,056
IHI *	12,000	31,696
Iida Group Holdings	3,700	71,587
Inpex	12,100	113,719
Isetan Mitsukoshi Holdings	1,200	12,152
Isuzu Motors	17,200	213,134
ITOCHU	16,800	212,823
Iyo Bank	1,900	11,704
J Front Retailing	1,000	13,798
Japan Post Bank	3,400	40,137
Japan Post Holdings	800	10,207
Japan Real Estate Investment ‡	1	5,788
Japan Retail Fund Investment ‡	9	20,417
Japan Tobacco	900	34,277
JFE Holdings *	10,400	149,401
JTEKT	1,600	23,725
JX Holdings	500	1,983
Kajima	5,000	33,804
Kakaku.com	11,000	185,133
Kansai Electric Power *	1,500	14,368
Kao	3,100	159,774
Kawasaki Heavy Industries	16,000	46,839

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Japan — continued
KDDI	9,300	$283,071
Keisei Electric Railway	2,500	60,480
Keyence	200	146,963
Kobe Steel *	200	1,655
Koito Manufacturing	4,000	209,021
Konica Minolta	200	1,795
Kose	300	27,434
Kubota	8,500	137,344
Kuraray	2,700	41,039
Kyocera	1,500	73,090
Lawson	400	30,438
M3 *	1,800	54,925
Marubeni	14,200	74,839
Mazda Motor	11,500	189,437
Mebuki Financial Group	12,870	45,899
Megachips *	3,400	68,376
MEIJI Holdings	700	69,953
Minebea *	1,200	12,290
Miraca Holdings	300	14,532
MISUMI Group	4,600	84,087
Mitsubishi	300	6,554
Mitsubishi Estate	2,000	39,697
Mitsubishi Gas Chemical	500	7,714
Mitsubishi Motors	2,000	11,157
Mitsubishi UFJ Financial Group	42,000	218,110
Mitsui Chemicals	4,000	19,758
Mitsui Fudosan	6,000	136,770
Mitsui OSK Lines	1,000	2,508
Mixi *	400	14,742
Mizuho Financial Group	13,400	22,629
Morinaga	2,600	121,112
MS&AD Insurance Group Holdings	11,200	333,427
Murata Manufacturing	1,300	181,854
Nabtesco	4,600	137,732
NEC	10,000	26,795
Nexon	3,000	51,206
NHK Spring	200	1,888
Nichias	14,000	124,821
Nichirei	5,500	120,573
Nidec	2,700	261,838
Nikon	2,400	36,319

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Japan — continued
Nippon Telegraph & Telephone	4,600	$204,405
Nitori Holdings	1,500	179,794
NOK	200	4,495
Nomura Research Institute	300	10,427
NTT Data	700	36,178
NTT DOCOMO	1,500	37,768
NTT Urban Development	7,900	72,619
Obara Group	1,100	47,516
Obayashi	3,800	36,706
Oji Holdings	4,000	16,973
Osaka Gas	7,000	29,149
Outsourcing	1,700	64,680
Park24	100	3,094
Penta-Ocean Construction	14,300	85,361
PeptiDream *	1,500	77,525
Pola Orbis Holdings	800	66,673
Recruit Holdings	3,500	140,841
Ricoh	2,500	20,406
Rinnai	600	57,786
Ryohin Keikaku	300	64,194
SCSK	3,200	119,615
Secom	100	7,231
Seikagaku *	3,500	56,270
Seven & i Holdings	1,500	62,692
Shimadzu	13,000	189,539
Shin-Etsu Chemical	1,200	91,210
SMC	300	87,222
SMS *	4,300	112,390
SoftBank Group	3,200	201,453
Sony	5,300	169,861
Sumco	8,200	86,168
Sumitomo	400	4,613
Sumitomo Dainippon Pharma	4,800	83,349
Sumitomo Metal Mining	6,000	77,782
Sumitomo Mitsui Financial Group	4,300	149,785
Sumitomo Mitsui Trust Holdings	4,300	145,561
Sundrug	1,700	134,061
Suzuki Motor	2,200	78,249
T&D Holdings	7,600	92,110
Taiheiyo Cement	1,000	2,870
Taisei	11,000	82,655

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Japan — continued
Takeda Pharmaceutical	200	$8,963
Teijin	800	15,509
Temp Holdings	4,600	78,165
Tohoku Electric Power	4,400	53,914
Tokio Marine Holdings	5,300	209,685
Tokyu	12,000	90,054
Tomy	12,700	137,452
Topcon	13,400	200,738
Toray Industries	12,000	112,002
Toyobo	32,000	52,484
Toyoda Gosei	1,000	22,895
Toyota Motor *	6,200	359,395
W-Scope	3,700	66,330

		14,514,948

Luxembourg — 0.0%
RTL Group	450	35,261

Malaysia — 0.2%
Berjaya Sports Toto	208,400	158,473

Mexico — 9.5%
Alfa, Cl A	193,500	293,613
America Movil	1,902,300	1,260,081
Arca Continental	20,700	128,640
Cemex *	835,300	722,563
Coca-Cola Femsa	34,300	257,545
El Puerto de Liverpool	14,000	147,229
Fibra Uno Administracion ‡	144,600	275,184
Fomento Economico Mexicano	116,800	1,119,922
Gentera	45,800	90,335
Gruma, Cl B	11,340	157,636
Grupo Aeroportuario del Pacifico, Cl B	19,000	183,556
Grupo Aeroportuario del Sureste, Cl B	14,765	235,056
Grupo Bimbo, Ser A	112,600	303,587
Grupo Carso	37,500	163,880
Grupo Comercial Chedraui	9,400	20,908
Grupo Financiero Banorte, Cl O	150,100	885,464
Grupo Financiero Inbursa, Cl O	161,500	263,171
Grupo Financiero Santander Mexico, Cl B	129,300	234,164
Grupo Lala, Cl B	24,800	46,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Mexico — continued
Grupo Mexico	244,900	$601,205
Grupo Televisa	146,100	717,785
Industrias Penoles	9,870	238,773
Kimberly-Clark de Mexico, Cl A	107,100	230,791
Mexichem	52,700	125,944
OHL Mexico	26,200	30,745
Promotora y Operadora de Infraestructura	18,925	211,118
Wal-Mart de Mexico	338,400	715,794

		9,660,809

Netherlands — 0.3%
Akzo Nobel	889	57,461
ArcelorMittal *	74	499
ASML Holding	597	63,242
Boskalis Westminster	784	25,299
Heineken	104	8,568
Heineken Holding	659	50,719
Koninklijke Ahold Delhaize	5,780	131,945
Randstad Holding	26	1,339
RELX	1,106	18,667

		357,739

Norway — 0.1%
DNB	1,872	27,075
Statoil	3,601	59,012

		86,087

Portugal — 0.0%
EDP—Energias de Portugal	9,364	30,951
Galp Energia SGPS	227	3,078

		34,029

South Africa — 0.1%
Barclays Africa Group	3,251	37,700
Capitec Bank Holdings	196	9,957
FirstRand	7,189	25,762

		73,419

South Korea — 0.1%
Hanwha Life Insurance	17,963	98,115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

South Korea — continued
Korea Electric Power	739	$31,808
KT	21	593

		130,516

Spain — 0.3%
Abertis Infraestructuras	3,178	47,184
Amadeus IT Group, Cl A	1,986	93,746
Banco Bilbao Vizcaya Argentaria	11,776	85,035
Banco de Sabadell	7,198	9,632
Enagas	1,289	37,003
Endesa	227	4,826
Gas Natural SDG	155	3,058
Telefonica	4,618	46,943

		327,427

Sweden — 0.2%
Alfa Laval	476	6,841
Atlas Copco, Cl A	1,398	41,017
Atlas Copco, Cl B	1,514	39,593
Boliden	296	6,859
Electrolux	241	5,707
Hexagon, Cl B	367	12,848
ICA Gruppen	401	12,453
Millicom International Cellular	17	747
Nordea Bank	2,330	24,494
Skanska, Cl B	1,135	24,656
Swedish Match	677	23,558
Telefonaktiebolaget LM Ericsson, Cl B	299	1,447

		200,220

Switzerland — 0.7%
ABB	3,472	71,577
Actelion	120	17,341
Adecco Group	64	3,806
Coca-Cola HBC	2,236	48,333
EMS-Chemie Holding	39	19,578
Galenica	7	7,017
Givaudan	2	3,870
Lonza Group	363	68,524
Nestle	2,238	162,273

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

Switzerland — continued
Novartis	809	$57,556
Pargesa Holding	757	50,834
Partners Group Holding	41	20,758
Roche Holding	550	126,447
Swiss Re	29	2,693
TE Connectivity	528	33,195

		693,802

Taiwan — 0.1%
Advanced Semiconductor Engineering	12,000	14,108
AU Optronics	18,000	6,845
Cheng Shin Rubber Industry	8,000	16,300
Chicony Electronics	6,000	15,362
Chunghwa Telecom	3,000	10,267
Hon Hai Precision Industry	24,000	64,872

		127,754

United Kingdom — 1.4%
3i Group PLC	1,984	16,295
Aberdeen Asset Management PLC	9,735	38,154
Admiral Group PLC	1,155	27,101
Aggreko PLC	428	4,199
Anglo American PLC *	212	2,935
AstraZeneca PLC	252	14,152
Aviva PLC	1,521	8,244
BAE Systems PLC	6,073	40,326
Barratt Developments PLC	3,413	18,953
Berkeley Group Holdings PLC	1,607	46,401
BHP Billiton PLC	1,853	27,999
BP PLC	20,333	120,383
British American Tobacco PLC	2,017	115,824
BT Group PLC, Cl A	5,126	23,588
Carnival PLC	471	22,691
Centrica PLC	12,088	31,693
Cobham PLC	957	1,674
Compass Group PLC	2,305	41,784
DCC PLC	275	22,434
Diageo PLC	2,712	72,349
Direct Line Insurance Group PLC	12,388	52,479
easyJet PLC	1,752	20,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

United Kingdom — continued
GKN PLC	1,705	$6,661
GlaxoSmithKline PLC	5,534	109,631
Hargreaves Lansdown PLC	1,006	14,284
Hikma Pharmaceuticals PLC	149	3,199
HSBC Holdings PLC	14,091	106,279
ITV PLC	12,109	25,271
J Sainsbury PLC	5,721	17,569
Johnson Matthey PLC	41	1,711
Legal & General Group PLC	14,777	37,874
Lloyds Banking Group PLC	58,105	40,724
Marks & Spencer Group PLC	1,529	6,372
Mondi PLC	1,373	26,822
Pearson PLC	899	8,335
Persimmon PLC	1,758	36,452
Rio Tinto PLC	1,166	40,525
Royal Dutch Shell PLC, Cl A	4,158	103,748
Royal Dutch Shell PLC, Cl B	637	16,490
Royal Mail PLC	3,467	20,836
Shire PLC	430	24,474
St. James’s Place PLC	570	6,593
William Hill PLC	4,616	16,713

		1,440,315

United States — 6.6%
3M	218	36,035
Adobe Systems *	297	31,930
AES	3,604	42,419
Aetna	325	34,889
Aflac	694	47,796
AGNC Investment ‡	4,324	86,739
Alaska Air Group	500	36,110
Allied World Assurance Holdings	289	12,421
Alphabet, Cl C *	50	39,227
Ameren	149	7,443
American Airlines Group	1,229	49,897
American Express	3,635	241,437
AmTrust Financial Services	1,521	40,139
Anthem	837	101,997
Aon	247	27,375
Archer-Daniels-Midland	3,087	134,501
Arista Networks *	300	25,425

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

United States — continued
AT&T	3,315	$121,960
AutoZone *	25	18,554
AvalonBay Communities ‡	29	4,964
Avery Dennison	13	907
Bank of America	1,448	23,892
Baxter International	455	21,653
Bemis	79	3,849
Berkshire Hathaway, Cl B *	449	64,791
Best Buy	77	2,996
Boeing	283	40,308
Boston Properties ‡	231	27,831
Brixmor Property Group ‡	1,459	37,088
BWX Technologies	6,200	243,163
Carnival	1,648	80,917
CenturyLink	1,268	33,703
CH Robinson Worldwide	221	15,055
Chevron	326	34,149
Cigna	157	18,656
Cisco Systems	3,126	95,906
Citigroup	1,892	92,992
Citrix Systems *	316	26,797
Clorox	346	41,527
Cognizant Technology Solutions, Cl A *	348	17,870
Concho Resources *	5	635
Corrections Corp of America ‡	1,500	21,675
Cummins	105	13,421
Darden Restaurants	188	12,181
Deere	134	11,832
Delta Air Lines	426	17,794
Diamond Offshore Drilling *	1,501	24,751
Dow Chemical	1,159	62,366
Dr Pepper Snapple Group	122	10,710
E*TRADE Financial *	1,421	40,015
East West Bancorp	1,048	41,406
EI du Pont de Nemours	347	23,870
Emerson Electric	941	47,690
Entergy	599	44,134
Equity Residential ‡	640	39,520
Exelon	1,375	46,847
Express Scripts Holding *	20	1,348
Exxon Mobil	1,115	92,901

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

United States — continued
F5 Networks *	182	$25,154
Facebook, Cl A *	990	129,680
Federated Investors, Cl B	807	21,789
First Republic Bank	270	20,096
Fiserv *	143	14,083
General Dynamics	301	45,373
General Electric	1,516	44,116
Great Plains Energy	316	8,987
Hanover Insurance Group	53	4,038
Harris	44	3,925
HCA Holdings *	443	33,903
Herbalife *	200	12,136
Hologic *	949	34,174
Home Depot	152	18,546
Honeywell International	74	8,116
HP	15,692	227,377
Intel	594	20,713
International Paper	61	2,747
Intuitive Surgical *	54	36,293
Johnson & Johnson	605	70,174
JPMorgan Chase	1,771	122,660
Kimberly-Clark	329	37,641
Kroger	1,222	37,858
Laredo Petroleum *	2,970	35,402
Lazard, Cl A	1,132	41,273
Lear	326	40,026
Leidos Holdings	300	12,471
LyondellBasell Industries, Cl A	2,938	233,718
Marathon Petroleum	1,128	49,170
McKesson	152	19,330
Medtronic	72	5,905
Merck	1,402	82,326
MGM Resorts International *	2,179	57,024
Microsoft	669	40,087
Mondelez International, Cl A	1,463	65,747
Nabors Industries	3,190	37,961
Noble Energy	1,260	43,432
Northrop Grumman	25	5,725
Nucor	860	42,011
Omnicom Group	3,306	263,885
ONEOK	211	10,219

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

COMMON STOCK — continued
	Shares	Value

United States — continued
PACCAR	617	$33,886
Pfizer	940	29,807
Philip Morris International	114	10,994
Pilgrim’s Pride *	3,218	70,281
PPG Industries	223	20,768
Procter & Gamble	529	45,917
Public Service Enterprise Group	471	19,819
Public Storage ‡	20	4,274
Range Resources	904	30,546
Regions Financial	327	3,502
Rowan, Cl A *	611	8,108
Schlumberger	44	3,442
Southwest Airlines	3,280	131,364
Steel Dynamics	9,900	271,854
SunTrust Banks	175	7,915
Target	90	6,186
Tempur Sealy International *	320	17,302
Texas Instruments	584	41,376
TJX	330	24,337
Transocean *	1,044	10,033
Travelers	449	48,573
United Continental Holdings *	1,907	107,231
United Technologies	454	46,399
Unum Group	224	7,930
Valero Energy	1,354	80,210
VeriSign *	679	57,050
Verizon Communications	853	41,029
Visteon *	3,300	233,013
Wal-Mart Stores	3,511	245,840
Walt Disney	388	35,964
WellCare Health Plans *	2,000	227,019
Wells Fargo	885	40,719
Western Union	1,835	36,828
World Fuel Services	850	34,213

		6,717,424

TOTAL COMMON STOCK (Cost $43,248,050)		44,723,926

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

SOVEREIGN DEBT — 16.2%
	Face Amount(1)		Value

Argentine Government International Bond 7.500%, 04/22/2026		$400,000	$437,000
7.125%, 07/06/2036		1,000,000	1,031,000
6.875%, 04/22/2021		420,000	454,440
6.625%, 07/06/2028		500,000	514,250
Austria Government Bond 4.850%, 03/15/2026 (A)	EUR	55,000	86,557
3.150%, 06/20/2044 (A)	EUR	5,000	8,285
Belgium Government Bond 5.000%, 03/28/2035 (A)	EUR	40,000	74,882
4.250%, 03/28/2041 (A)	EUR	20,000	36,761
3.750%, 06/22/2045	EUR	12,000	21,187
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2019	BRL	4,200,000	1,281,559
10.000%, 01/01/2021	BRL	4,300,000	1,293,208
10.000%, 01/01/2025	BRL	4,450,000	1,301,842
10.000%, 01/01/2027	BRL	4,450,000	1,284,432
Bundesrepublik Deutschland 4.750%, 07/04/2040	EUR	19,000	39,494
3.250%, 07/04/2042	EUR	69,000	120,435
0.500%, 02/15/2026	EUR	14,000	15,962
French Government Bond OAT 4.500%, 04/25/2041	EUR	45,000	84,547
4.000%, 10/25/2038	EUR	17,000	29,284
3.250%, 05/25/2045	EUR	27,000	43,442
Indonesia Treasury Bond 10.500%, 08/15/2030	IDR	1,800,000,000	169,715
9.000%, 03/15/2029	IDR	3,900,000,000	331,177
8.750%, 05/15/2031	IDR	1,100,000,000	94,210
8.375%, 03/15/2024	IDR	5,100,000,000	415,097
8.375%, 09/15/2026	IDR	5,000,000,000	407,706
8.250%, 07/15/2021	IDR	4,250,000,000	341,355
8.250%, 05/15/2036	IDR	1,200,000,000	95,530
Ireland Government Bond 5.400%, 03/13/2025	EUR	11,000	16,898
Italy Buoni Poliennali Del Tesoro 7.250%, 11/01/2026	EUR	22,000	36,667
5.000%, 09/01/2040	EUR	20,000	31,280
4.750%, 09/01/2044 (A)	EUR	10,000	15,394

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

Japan Government Five Year Bond 0.200%, 09/20/2018	JPY	10,600,000	$101,957
0.100%, 12/20/2019	JPY	11,600,000	111,764
0.100%, 09/20/2020	JPY	11,000,000	106,165
0.100%, 12/20/2020	JPY	11,000,000	106,225
0.100%, 06/20/2021	JPY	10,000,000	96,648
Japan Government Ten Year Bond 1.700%, 09/20/2017	JPY	10,900,000	105,786
1.700%, 03/20/2018	JPY	12,500,000	122,448
1.400%, 03/20/2018	JPY	10,800,000	105,368
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	16,053
2.300%, 06/20/2035	JPY	4,000,000	51,699
2.300%, 12/20/2036	JPY	7,100,000	92,506
Japan Government Twenty Year Bond 1.200%, 09/20/2035	JPY	4,100,000	45,251
1.000%, 12/20/2035	JPY	6,100,000	65,140
Japan Government Two Year Bond 0.100%, 06/15/2017	JPY	11,100,000	106,124
0.100%, 10/15/2017	JPY	6,500,000	62,226
0.100%, 01/15/2018	JPY	10,900,000	104,429
Mexico Government International Bond 4.750%, 03/08/2044		408,000	406,980
4.125%, 01/21/2026		200,000	211,400
3.500%, 01/21/2021		270,000	284,310
Panama Government International Bond 5.200%, 01/30/2020		130,000	143,163
Peru Government Bond 8.200%, 08/12/2026	PEN	2,185,000	769,427
7.840%, 08/12/2020	PEN	725,000	238,454
6.950%, 08/12/2031	PEN	1,550,000	500,907
6.900%, 08/12/2037	PEN	1,600,000	512,428
6.350%, 08/12/2028	PEN	3,226,000	987,066
6.350%, 08/12/2028 (A)	PEN	1,330,000	406,942
Poland Government International Bond 3.250%, 04/06/2026		80,000	82,925
3.000%, 03/17/2023		230,000	236,693
Spain Government Bond 5.900%, 07/30/2026 (A)	EUR	16,000	25,171
5.150%, 10/31/2044 (A)	EUR	8,000	13,920
4.900%, 07/30/2040 (A)	EUR	10,000	16,584
4.700%, 07/30/2041 (A)	EUR	20,000	32,480

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

United Kingdom Gilt 5.000%, 03/07/2025	GBP	20,000	$32,188
4.500%, 12/07/2042	GBP	30,000	56,807
4.250%, 03/07/2036	GBP	11,000	18,943
4.250%, 09/07/2039	GBP	10,000	17,717

TOTAL SOVEREIGN DEBT (Cost $16,379,215)			16,507,890

CORPORATE OBLIGATIONS — 13.7%
Communications — 0.1%
Embarq 7.995%, 06/01/2036	45,000	45,675
Telesat Canada Callable 12/02/2016 @ $100
6.000%, 05/15/2017 (A)	45,000	45,056

		90,731

Consumer Discretionary — 2.1%
Albertsons Callable 06/15/2019 @ $105 6.625%, 06/15/2024 (A)	50,000	51,875
American Honda Finance MTN 1.200%, 07/14/2017	102,000	102,155
1.200%, 07/12/2019	31,000	30,782
Anheuser-Busch InBev Finance 1.900%, 02/01/2019	18,000	18,140
Anheuser-Busch InBev Finance Callable 08/01/2035 @ $100 4.700%, 02/01/2036	42,000	46,559
Callable 12/01/2022 @ $100 3.300%, 02/01/2023	17,000	17,743
Callable 01/01/2021 @ $100 2.650%, 02/01/2021	147,000	150,338
Anheuser-Busch InBev Worldwide 1.375%, 07/15/2017	59,000	59,174
BMW US Capital 1.500%, 04/11/2019 (A)	20,000	20,043
Brinker International Callable 07/01/2024 @ $100 5.000%, 10/01/2024 (A)	30,000	30,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Discretionary — continued
Cable One Callable 06/15/2018 @ $103 5.750%, 06/15/2022 (A)	$16,000	$16,880
Caesars Growth Properties Holdings Callable 05/01/2017 @ $107 9.375%, 05/01/2022	45,000	47,813
Cascades Callable 07/15/2018 @ $104 5.750%, 07/15/2023 (A)	40,000	40,400
CCO Holdings Callable 02/15/2021 @ $103 5.750%, 02/15/2026 (A)	50,000	52,094
Charter Communications Operating Callable 04/23/2045 @ $100 6.484%, 10/23/2045 (A)	10,000	11,719
Callable 04/23/2035 @ $100 6.384%, 10/23/2035 (A)	52,000	59,942
Callable 04/23/2025 @ $100 4.908%, 07/23/2025 (A)	24,000	25,885
Callable 06/23/2020 @ $100 3.579%, 07/23/2020 (A)	8,000	8,295
Chester Downs & Marina Callable 12/02/2016 @ $105 9.250%, 02/01/2020 (A)	7,000	6,860
Clear Channel Worldwide Holdings Callable 11/15/2017 @ $103 6.500%, 11/15/2022	40,000	40,200
Comcast Callable 01/15/2046 @ $100 3.400%, 07/15/2046	17,000	15,687
Callable 01/15/2036 @ $100 3.200%, 07/15/2036	17,000	16,196
Callable 10/15/2026 @ $100 2.350%, 01/15/2027	17,000	16,424
Conn’s Callable 07/15/2017 @ $105 7.250%, 07/15/2022	60,000	46,050
Diageo Capital 5.750%, 10/23/2017	31,000	32,424
1.500%, 05/11/2017	9,000	9,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Discretionary — continued
DISH DBS 7.750%, 07/01/2026	$48,000	$52,710
Dollar General Callable 08/01/2025 @ $100 4.150%, 11/01/2025	16,000	17,134
Callable 01/15/2023 @ $100 3.250%, 04/15/2023	26,000	26,581
Downstream Development Authority of the Quapaw Tribe of Oklahoma Callable 12/02/2016 @ $104 10.500%, 07/01/2019 (A)	27,000	27,270
ERAC USA Finance Callable 05/01/2046 @ $100 4.200%, 11/01/2046 (A)	30,000	29,079
ESH Hospitality Callable 05/01/2020 @ $103 5.250%, 05/01/2025 (A)	37,000	36,630
Garda World Security Callable 12/02/2016 @ $105 7.250%, 11/15/2021 (A)	50,000	47,750
Golden Nugget Callable 12/01/2017 @ $104 8.500%, 12/01/2021 (A)	20,000	21,000
Home Depot Callable 03/15/2016 @ $100 3.500%, 09/15/2056	13,000	12,078
Callable 03/01/2021 @ $100 2.000%, 04/01/2021	4,000	4,045
Hyundai Capital America MTN 2.400%, 10/30/2018 (A)	51,000	51,575
Interpublic Group of 4.200%, 04/15/2024	30,000	31,999
Interval Acquisition Callable 04/15/2018 @ $104 5.625%, 04/15/2023	40,000	41,300
K Hovnanian Enterprises Callable 12/02/2016 @ $104 7.250%, 10/15/2020 (A)	35,000	31,499
LG FinanceCo Callable 11/01/2019 @ $104 5.875%, 11/01/2024 (A)	25,000	25,234

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Discretionary — continued
Mattamy Group Callable 12/02/2016 @ $103 6.500%, 11/15/2020 (A)	$40,000	$39,900
McDonald’s MTN Callable 06/09/2035 @ $100 4.700%, 12/09/2035	9,000	9,881
Mohegan Tribal Gaming Authority Callable 10/15/2019 @ $106 7.875%, 10/15/2024 (A)	35,000	35,525
NCL Callable 11/15/2017 @ $102 4.625%, 11/15/2020 (A)	26,000	26,325
Netflix 5.875%, 02/15/2025	50,000	55,438
Newell Brands Callable 10/01/2035 @ $100 5.375%, 04/01/2036	11,000	12,738
Callable 01/01/2026 @ $100 4.200%, 04/01/2026	13,000	14,047
Omnicom Group Callable 01/15/2026 @ $100 3.600%, 04/15/2026	22,000	22,854
PF Chang’s China Bistro Callable 12/02/2016 @ $105 10.250%, 06/30/2020 (A)	27,000	25,718
Royal Caribbean Cruises 5.250%, 11/15/2022	50,000	54,687
Scientific Games International Callable 12/01/2018 @ $105 10.000%, 12/01/2022	50,000	46,250
Sirius XM Radio Callable 07/15/2021 @ $103 5.375%, 07/15/2026 (A)	45,000	45,590
Time Warner Callable 01/15/2045 @ $100 4.850%, 07/15/2045	31,000	32,923
Toyota Motor Credit MTN 2.000%, 10/24/2018	16,000	16,199
1.700%, 02/19/2019	128,000	128,642

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Discretionary — continued
Viacom Callable 03/01/2043 @ $100 5.850%, 09/01/2043	$14,000	$15,700
Callable 07/04/2026 @ $100 3.450%, 10/04/2026	20,000	19,864
Walt Disney 1.650%, 01/08/2019	63,000	63,650
1.500%, 09/17/2018	23,000	23,175
Whirlpool Callable 12/01/2045 @ $100 4.500%, 06/01/2046	16,000	16,614
Wolverine World Wide Callable 09/01/2021 @ $103 5.000%, 09/01/2026 (A)	7,000	7,000

		2,141,831

Consumer Staples — 0.4%
Archer-Daniels-Midland Callable 05/11/2026 @ $100 2.500%, 08/11/2026	18,000	17,746
Costco Wholesale 2.250%, 02/15/2022	113,000	115,256
CVS Health Callable 03/01/2026 @ $100 2.875%, 06/01/2026	26,000	25,808
CVS Pass-Through Trust 5.926%, 01/10/2034 (A)	42,169	49,553
Kimberly-Clark 1.850%, 03/01/2020	6,000	6,059
Kraft Heinz Foods Callable 02/15/2020 @ $102 4.875%, 02/15/2025 (A)	34,000	37,356
Kroger Callable 04/15/2046 @ $100 3.875%, 10/15/2046	13,000	12,426
Callable 07/15/2026 @ $100 2.650%, 10/15/2026	29,000	28,130
Land O’Lakes Capital Trust I 7.450%, 03/15/2028 (A)	11,000	12,595
Opal Acquisition Callable 12/15/2016 @ $107 8.875%, 12/15/2021 (A)	50,000	40,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Staples — continued
Procter & Gamble 1.700%, 11/03/2021	$39,000	$38,920

		384,599

Energy — 1.7%
Anadarko Finance 7.500%, 05/01/2031	8,000	10,155
Anadarko Petroleum 6.450%, 09/15/2036	81,000	96,122
Antero Midstream Partners Callable 09/15/2019 @ $104 5.375%, 09/15/2024 (A)	75,000	75,563
BP Capital Markets 3.245%, 05/06/2022	23,000	23,997
1.676%, 05/03/2019	18,000	18,028
BP Capital Markets Callable 02/04/2026 @ $100 3.119%, 05/04/2026	64,000	64,758
Callable 10/16/2026 @ $100 3.017%, 01/16/2027	15,000	15,042
Bristow Group Callable 10/15/2017 @ $103 6.250%, 10/15/2022	25,000	19,938
Calumet Specialty Products Partners Callable 04/15/2017 @ $103 6.500%, 04/15/2021	35,000	27,825
Carrizo Oil & Gas Callable 04/15/2018 @ $105 6.250%, 04/15/2023	25,000	25,688
Chevron 1.365%, 03/02/2018	37,000	37,060
Chevron Callable 09/05/2022 @ $100 2.355%, 12/05/2022	57,000	57,382
Colorado Interstate Gas Callable 05/15/2026 @ $100 4.150%, 08/15/2026 (A)	20,000	19,850
Columbia Pipeline Group 2.450%, 06/01/2018	8,000	8,034

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Energy — continued
Denbury Resources Callable 12/15/2018 @ $109 9.000%, 05/15/2021 (A)	$45,000	$46,350
Callable 05/01/2017 @ $104 5.500%, 05/01/2022	16,000	12,640
Electricite de France Callable 04/13/2045 @ $100 4.950%, 10/13/2045 (A)	38,000	40,485
Callable 07/13/2025 @ $100 3.625%, 10/13/2025 (A)	12,000	12,406
Callable 09/13/2020 @ $100 2.350%, 10/13/2020 (A)	71,000	72,144
Energy Transfer Equity 7.500%, 10/15/2020	50,000	54,500
Energy Transfer Partners Callable 12/01/2040 @ $100 6.050%, 06/01/2041	3,000	3,054
Callable 09/15/2034 @ $100 4.900%, 03/15/2035	9,000	8,442
EnLink Midstream Partners Callable 04/15/2026 @ $100 4.850%, 07/15/2026	21,000	21,391
Callable 01/01/2024 @ $100 4.400%, 04/01/2024	10,000	9,949
Enterprise Products Operating Callable 09/15/2043 @ $100 4.850%, 03/15/2044	39,000	39,448
Callable 11/15/2026 @ $100 3.950%, 02/15/2027	14,000	14,546
Exxon Mobil 1.305%, 03/06/2018	36,000	36,103
Genesis Energy Callable 06/15/2019 @ $103 5.625%, 06/15/2024	50,000	49,500
Hess 5.600%, 02/15/2041	6,000	5,935
Hess Callable 01/01/2027 @ $100 4.300%, 04/01/2027	17,000	16,924
Hilcorp Energy I Callable 06/01/2019 @ $103 5.000%, 12/01/2024 (A)	50,000	48,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Energy — continued
Holly Energy Partners Callable 08/01/2019 @ $105 6.000%, 08/01/2024 (A)	$71,000	$73,840
Kinder Morgan Callable 01/15/2021 @ $100 5.000%, 02/15/2021 (A)	16,000	17,323
Kinder Morgan Energy Partners 5.625%, 09/01/2041	9,000	8,991
Kinder Morgan Energy Partners Callable 11/15/2022 @ $100 3.450%, 02/15/2023	49,000	49,041
Laredo Petroleum Callable 05/01/2017 @ $104 7.375%, 05/01/2022	16,000	16,480
MEG Energy Callable 07/30/2017 @ $103 6.375%, 01/30/2023 (A)	50,000	41,250
Noble Energy Callable 05/15/2044 @ $100 5.050%, 11/15/2044	23,000	23,208
Callable 08/15/2024 @ $100 3.900%, 11/15/2024	22,000	22,619
Occidental Petroleum Callable 10/15/2045 @ $100 4.400%, 04/15/2046	17,000	18,129
PBF Holding Callable 11/15/2018 @ $105 7.000%, 11/15/2023 (A)	30,000	27,750
Petroleos Mexicanos MTN 6.750%, 09/21/2047 (A)	44,000	43,615
5.500%, 06/27/2044	40,000	34,456
Phillips 66 Partners Callable 04/01/2046 @ $100 4.900%, 10/01/2046	24,000	23,828
Plains All American Pipeline Callable 07/15/2023 @ $100 3.850%, 10/15/2023	11,000	11,154
Callable 08/01/2024 @ $100 3.600%, 11/01/2024	11,000	10,841
Rose Rock Midstream Callable 07/15/2017 @ $104 5.625%, 07/15/2022	50,000	47,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Energy — continued
Shell International Finance BV 2.250%, 11/10/2020	$28,000	$28,368
2.125%, 05/11/2020	23,000	23,197
1.250%, 11/10/2017	22,000	22,032
Spectra Energy Partners Callable 07/15/2026 @ $100 3.375%, 10/15/2026	14,000	13,910
Summit Midstream Holdings Callable 08/15/2017 @ $104 5.500%, 08/15/2022	20,000	19,400
Tallgrass Energy Partners Callable 09/15/2019 @ $104 5.500%, 09/15/2024 (A)	75,000	74,625
Tesoro Logistics Callable 11/17/2016 @ $105 6.125%, 10/15/2021	51,000	53,359
Transcanada Trust Callable 05/20/2025 @ $100 5.625%, 05/20/2075 (B)	19,000	19,214
Western Gas Partners Callable 04/01/2026 @ $100 4.650%, 07/01/2026	21,000	22,002
WPX Energy Callable 07/01/2020 @ $100 7.500%, 08/01/2020	30,000	31,613

		1,770,004

Financials — 3.2%
Aflac Callable 04/15/2046 @ $100 4.000%, 10/15/2046	17,000	16,768
Ally Financial Callable 10/20/2025 @ $100 5.750%, 11/20/2025	45,000	46,069
American Express Credit MTN Callable 04/04/2021 @ $100 2.250%, 05/05/2021	62,000	62,570
Callable 09/30/2019 @ $100 1.700%, 10/30/2019	26,000	26,017

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
American International Group Callable 07/15/2034 @ $100 3.875%, 01/15/2035	$11,000	$10,686
Callable 02/01/2021 @ $100 3.300%, 03/01/2021	36,000	37,635
Assurant 6.750%, 02/15/2034	92,000	113,653
Bank of America MTN 4.250%, 10/22/2026	62,000	65,144
3.950%, 04/21/2025	16,000	16,426
2.625%, 10/19/2020	16,000	16,268
2.600%, 01/15/2019	79,000	80,312
BankUnited Callable 08/17/2025 @ $100 4.875%, 11/17/2025	49,000	49,845
Berkshire Hathaway 1.150%, 08/15/2018	25,000	24,964
Capital One Financial Callable 06/28/2026 @ $100 3.750%, 07/28/2026	14,000	13,983
Citigroup 6.000%, 10/31/2033	13,000	15,243
4.600%, 03/09/2026	14,000	14,941
4.450%, 09/29/2027	35,000	36,876
4.400%, 06/10/2025	97,000	102,441
Credit Acceptance Callable 03/15/2018 @ $106 7.375%, 03/15/2023	35,000	36,138
Credit Agricole 4.375%, 03/17/2025 (A)	200,000	204,126
Enova International Callable 06/01/2017 @ $107 9.750%, 06/01/2021	50,000	46,875
Fifth Third Bancorp Callable 09/30/2019 @ $100 4.900%, 12/29/2049 (B)	81,000	78,408
First Horizon National Callable 11/15/2020 @ $100 3.500%, 12/15/2020	71,000	72,295
First Niagara Financial Group 7.250%, 12/15/2021	48,000	58,607
6.750%, 03/19/2020	163,000	186,805

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
GATX Callable 06/15/2026 @ $100 3.250%, 09/15/2026	$12,000	$11,757
Goldman Sachs Group 6.750%, 10/01/2037	65,000	81,981
6.125%, 02/15/2033	39,000	48,273
5.150%, 05/22/2045	9,000	9,724
Goldman Sachs Group Callable 04/21/2045 @ $100 4.750%, 10/21/2045	16,000	17,597
Callable 10/28/2026 @ $100 2.634%, 10/28/2027 (B)	27,000	27,050
Callable 11/15/2020 @ $100 2.350%, 11/15/2027	32,000	31,731
Greystar Real Estate Partners Callable 12/01/2017 @ $106 8.250%, 12/01/2022 (A)	38,000	41,325
Harland Clarke Holdings Callable 03/01/2017 @ $103 6.875%, 03/01/2020 (A)	60,000	57,450
Jackson National Life Global Funding 3.050%, 04/29/2026 (A)	72,000	71,868
JPMorgan Chase Callable 04/30/2024 @ $100 6.125%, 12/29/2049 (B)	13,000	13,764
Callable 03/18/2023 @ $100 2.700%, 05/18/2023	83,000	83,247
Callable 02/01/2021 @ $100 2.550%, 03/01/2021	109,000	110,624
Callable 08/15/2020 @ $100 2.295%, 08/15/2021	19,000	19,015
JPMorgan Chase 4.950%, 06/01/2045	1,000	1,099
Massachusetts Mutual Life Insurance 4.500%, 04/15/2065 (A)	25,000	23,646
MetLife Callable 11/13/2045 @ $100 4.600%, 05/13/2046	53,000	57,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
Morgan Stanley MTN 5.000%, 11/24/2025	$29,000	$32,077
4.100%, 05/22/2023	112,000	118,007
2.800%, 06/16/2020	16,000	16,388
2.125%, 04/25/2018	56,000	56,409
National Rural Utilities Cooperative Finance Callable 04/30/2023 @ $100 4.750%, 04/30/2043 (B)	53,000	54,122
National Rural Utilities Cooperative Finance 1.100%, 01/27/2017	48,000	48,039
0.950%, 04/24/2017	11,000	10,998
Navient MTN 5.625%, 08/01/2033	50,000	39,625
New York Life Global Funding 2.100%, 01/02/2019 (A)	115,000	116,630
Old Republic International Callable 07/26/2026 @ $100 3.875%, 08/26/2026	9,000	8,807
OneMain Financial Holdings Callable 12/15/2016 @ $105 6.750%, 12/15/2019 (A)	35,000	36,225
Pacific LifeCorp 6.000%, 02/10/2020 (A)	30,000	33,033
Prudential Financial Callable 06/15/2023 @ $100 5.625%, 06/15/2043 (B)	63,000	67,725
Callable 05/15/2025 @ $100 5.375%, 05/15/2045 (B)	13,000	13,514
Quicken Loans Callable 05/01/2020 @ $103 5.750%, 05/01/2025 (A)	50,000	49,375
Regions Financial Callable 01/08/2021 @ $100 3.200%, 02/08/2021	22,000	22,809
Regions Financial 7.375%, 12/10/2037	25,000	31,432
Royal Bank of Canada MTN 4.650%, 01/27/2026	25,000	27,107
SunTrust Banks Callable 02/03/2021 @ $100 2.900%, 03/03/2021	5,000	5,161

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Financials — continued
TD Ameritrade Holding Callable 02/01/2022 @ $100 2.950%, 04/01/2022	$15,000	$15,506
Toronto-Dominion Bank MTN 1.800%, 07/13/2021	60,000	59,648
Unum Group 5.750%, 08/15/2042	10,000	11,122
Wells Fargo 4.900%, 11/17/2045	6,000	6,450
4.400%, 06/14/2046	32,000	32,096
4.300%, 07/22/2027	23,000	24,444
3.000%, 10/23/2026	70,000	69,519
Wells Fargo Capital X 5.950%, 12/15/2036	18,000	19,260
XLIT 5.500%, 03/31/2045	20,000	19,331
4.450%, 03/31/2025	43,000	43,699

		3,229,303

Health Care — 0.8%
Amgen Callable 11/01/2044 @ $100 4.400%, 05/01/2045	13,000	13,219
Baxalta Callable 04/23/2022 @ $100 3.600%, 06/23/2022	23,000	23,955
Baxter International Callable 05/15/2026 @ $100 2.600%, 08/15/2026	20,000	19,368
Centene Callable 01/15/2020 @ $104 4.750%, 01/15/2025	30,000	29,869
CHS Callable 02/01/2018 @ $103 6.875%, 02/01/2022	50,000	38,125
CTR Partnership Callable 06/01/2017 @ $103 5.875%, 06/01/2021	50,000	51,500
Endo Finance Callable 12/02/2016 @ $104 7.750%, 01/15/2022 (A)	50,000	47,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Health Care — continued
Express Scripts Holding Callable 01/15/2046 @ $100 4.800%, 07/15/2046	$29,000	$28,872
Callable 11/27/2025 @ $100 4.500%, 02/25/2026	22,000	23,569
Callable 05/15/2023 @ $100 3.000%, 07/15/2023	13,000	12,929
Forest Laboratories 4.875%, 02/15/2021 (A)	48,000	53,187
Gilead Sciences Callable 03/01/2036 @ $100 4.000%, 09/01/2036	9,000	9,015
HCA Callable 12/15/2025 @ $100 5.250%, 06/15/2026	45,000	47,025
IASIS Healthcare Callable 12/02/2016 @ $102 8.375%, 05/15/2019	50,000	47,625
Laboratory Corp of America Holdings Callable 08/01/2044 @ $100 4.700%, 02/01/2045	12,000	12,696
Callable 11/01/2024 @ $100 3.600%, 02/01/2025	29,000	29,994
Laboratory Corp of America Holdings 3.200%, 02/01/2022	14,000	14,562
Quest Diagnostics Callable 03/01/2026 @ $100 3.450%, 06/01/2026	17,000	17,475
RegionalCare Hospital Partners Holdings Callable 05/01/2019 @ $106
8.250%, 05/01/2023 (A)	40,000	40,550
Teva Pharmaceutical Finance Netherlands III BV 4.100%, 10/01/2046	10,000	9,283
3.150%, 10/01/2026	18,000	17,506
2.800%, 07/21/2023	24,000	23,617
UnitedHealth Group 3.350%, 07/15/2022	16,000	17,022
2.125%, 03/15/2021	88,000	88,814
1.400%, 12/15/2017	85,000	85,154

		802,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — 1.3%
Allegiant Travel 5.500%, 07/15/2019	$45,000	$46,744
Amcor Finance USA Callable 01/28/2026 @ $100 3.625%, 04/28/2026 (A)	30,000	30,548
ATS Automation Tooling Systems Callable 06/15/2018 @ $105 6.500%, 06/15/2023 (A)	25,000	25,875
Avis Budget Car Rental Callable 03/15/2020 @ $103 5.250%, 03/15/2025 (A)	39,000	37,050
Callable 06/01/2017 @ $104 5.125%, 06/01/2022 (A)	9,000	8,820
Boeing 2.350%, 10/30/2021	19,000	19,534
Burlington Northern Santa Fe Callable 02/01/2046 @ $100 3.900%, 08/01/2046	11,000	11,246
Clean Harbors Callable 12/02/2016 @ $103 5.125%, 06/01/2021	43,000	44,021
CSX Callable 05/01/2016 @ $100 4.250%, 11/01/2066	15,000	14,463
EnerSys Callable 01/30/2023 @ $100 5.000%, 04/30/2023 (A)	50,000	51,250
General Cable Callable 10/01/2017 @ $103 5.750%, 10/01/2022	20,000	18,900
General Electric MTN Callable 04/13/2017 @ $100 1.250%, 05/15/2017	142,000	142,213
General Electric 2.700%, 10/09/2022	38,000	39,268
Great Lakes Dredge & Dock Callable 12/02/2016 @ $102 7.375%, 02/01/2019	50,000	49,062
Herc Rentals Callable 06/01/2019 @ $104 7.500%, 06/01/2022 (A)	15,000	15,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Hertz Callable 10/15/2019 @ $104 5.500%, 10/15/2024 (A)	$24,000	$23,302
Honeywell International Callable 08/01/2026 @ $100 2.500%, 11/01/2026	120,000	118,329
Illinois Tool Works Callable 08/15/2026 @ $100 2.650%, 11/15/2026	30,000	29,906
Ingersoll-Rand Global Holding 5.750%, 06/15/2043	64,000	78,280
Ingersoll-Rand Luxembourg Finance Callable 05/01/2044 @ $100 4.650%, 11/01/2044	14,000	15,079
International Lease Finance 5.875%, 08/15/2022	21,000	23,127
JB Poindexter Callable 04/01/2017 @ $105 9.000%, 04/01/2022 (A)	21,000	22,061
John Deere Capital MTN 1.550%, 12/15/2017	69,000	69,327
1.125%, 06/12/2017	63,000	63,004
Lennox International Callable 09/15/2023 @ $100 3.000%, 11/15/2023	34,000	33,946
Moog Callable 12/01/2017 @ $104 5.250%, 12/01/2022 (A)	25,000	25,625
Multi-Color Callable 12/01/2017 @ $105 6.125%, 12/01/2022 (A)	35,000	36,488
Novelis Callable 08/15/2019 @ $105 6.250%, 08/15/2024 (A)	34,000	35,360
Penske Truck Leasing LP Callable 08/15/2026 @ $100 3.400%, 11/15/2026 (A)	13,000	12,985
Callable 12/01/2021 @ $100 3.375%, 02/01/2022 (A)	18,000	18,599
Pitney Bowes Callable 09/01/2021 @ $100 3.375%, 10/01/2021	6,000	5,984

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Quad 7.000%, 05/01/2022	$50,000	$47,999
Sensata Technologies BV 5.000%, 10/01/2025 (A)	35,000	35,875
Textron Callable 12/15/2025 @ $100 4.000%, 03/15/2026	6,000	6,239
Triumph Group Callable 06/01/2017 @ $104 5.250%, 06/01/2022	25,000	22,875
Valmont Industries Callable 04/01/2016 @ $100 5.250%, 10/01/2054	8,000	7,310
Wabtec 3.450%, 11/15/2026 (A)	24,000	23,992
WW Grainger Callable 11/15/2045 @ $100 3.750%, 05/15/2046	12,000	12,054
Xylem Callable 05/01/2046 @ $100 4.375%, 11/01/2046	8,000	7,965

		1,329,705

Information Technology —1.4%
Amkor Technology Callable 12/02/2016 @ $105 6.375%, 10/01/2022	14,000	14,438
Apple Callable 08/23/2035 @ $100 4.500%, 02/23/2036	12,000	13,376
Callable 02/04/2046 @ $100 3.850%, 08/04/2046	16,000	15,581
Callable 12/23/2022 @ $100 2.850%, 02/23/2023	79,000	81,932
Callable 05/04/2026 @ $100 2.450%, 08/04/2026	21,000	20,580
Apple 2.850%, 05/06/2021	25,000	26,086
Automatic Data Processing Callable 08/15/2020 @ $100 2.250%, 09/15/2020	10,000	10,255

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Information Technology — continued
Avnet Callable 01/15/2026 @ $100 4.625%, 04/15/2026	$11,000	$11,227
Belden Callable 07/15/2019 @ $103 5.250%, 07/15/2024 (A)	50,000	50,375
Cisco Systems 2.200%, 02/28/2021	28,000	28,478
2.125%, 03/01/2019	57,000	57,967
1.400%, 02/28/2018	30,000	30,102
Cisco Systems Callable 06/20/2026 @ $100 2.500%, 09/20/2026	9,000	8,929
Corning 1.500%, 05/08/2018	16,000	15,989
Diamond 1 Finance Callable 01/15/2046 @ $100 8.350%, 07/15/2046 (A)	108,000	130,862
Callable 01/15/2036 @ $100 8.100%, 07/15/2036 (A)	30,000	35,813
Callable 06/15/2019 @ $105 7.125%, 06/15/2024 (A)	7,000	7,668
Callable 03/15/2026 @ $100 6.020%, 06/15/2026 (A)	78,000	85,023
Diebold Callable 04/15/2019 @ $106 8.500%, 04/15/2024 (A)	45,000	47,689
Donnelley Financial Solutions Callable 10/15/2021 @ $102 8.250%, 10/15/2024 (A)	25,000	25,813
Fidelity National Information Services Callable 07/15/2025 @ $100 5.000%, 10/15/2025	18,000	20,258
Callable 02/15/2046 @ $100 4.500%, 08/15/2046	14,000	13,678
Harris Callable 10/27/2034 @ $100 4.854%, 04/27/2035	31,000	33,219
Hewlett Packard Enterprise Callable 04/15/2035 @ $100 6.200%, 10/15/2035 (A)	42,000	43,428

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Information Technology — continued
Hughes Satellite Systems 7.625%, 06/15/2021	$50,000	$54,813
Intel 1.350%, 12/15/2017	51,000	51,189
International Business Machines 1.800%, 05/17/2019	100,000	101,128
Microsoft 1.300%, 11/03/2018	22,000	22,083
Microsoft Callable 02/08/2046 @ $100 3.700%, 08/08/2046	12,000	11,726
Callable 02/08/2036 @ $100 3.450%, 08/08/2036	28,000	27,642
Callable 05/08/2026 @ $100 2.400%, 08/08/2026	28,000	27,462
Oracle Callable 11/15/2034 @ $100 3.900%, 05/15/2035	9,000	9,167
Callable 01/15/2036 @ $100 3.850%, 07/15/2036	19,000	19,175
Callable 04/15/2026 @ $100 2.650%, 07/15/2026	11,000	10,851
Callable 08/15/2021 @ $100 1.900%, 09/15/2021	35,000	34,863
Oracle 2.800%, 07/08/2021	43,000	44,615
Plantronics Callable 05/15/2018 @ $104 5.500%, 05/31/2023 (A)	50,000	50,875
Rackspace Hosting Callable 01/15/2019 @ $105 6.500%, 01/15/2024 (A)	50,000	57,188
Visa Callable 09/14/2025 @ $100 3.150%, 12/14/2025	52,000	54,244
Western Digital Callable 04/01/2019 @ $108 10.500%, 04/01/2024 (A)	30,000	34,650

		1,440,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Materials — 0.9%
A Schulman Callable 06/01/2018 @ $105 6.875%, 06/01/2023 (A)	$45,000	$45,787
Airgas Callable 07/01/2020 @ $100 3.050%, 08/01/2020	17,000	17,717
AK Steel Callable 07/15/2019 @ $104 7.500%, 07/15/2023	50,000	53,875
ArcelorMittal 7.250%, 02/25/2022	50,000	56,750
Boise Cascade Callable 09/01/2019 @ $104 5.625%, 09/01/2024 (A)	50,000	50,562
Brambles USA Callable 07/25/2025 @ $100 4.125%, 10/23/2025 (A)	17,000	18,014
Clearwater Paper Callable 02/01/2018 @ $102 4.500%, 02/01/2023	50,000	49,750
Crown Cork & Seal 7.375%, 12/15/2026	50,000	56,125
Domtar Callable 08/15/2043 @ $100 6.750%, 02/15/2044	37,000	40,626
Eastman Chemical Callable 04/15/2044 @ $100 4.650%, 10/15/2044	14,000	14,180
Ecolab Callable 05/01/2046 @ $100 3.700%, 11/01/2046	4,000	3,915
FMG Resources August 2006 Pty Callable 03/01/2018 @ $110 9.750%, 03/01/2022 (A)	60,000	69,601
Georgia-Pacific 5.400%, 11/01/2020 (A)	38,000	42,622
Georgia-Pacific Callable 04/15/2023 @ $100 3.734%, 07/15/2023 (A)	68,000	72,052
Callable 12/01/2024 @ $100 3.600%, 03/01/2025 (A)	76,000	79,736

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Materials — continued
Goldcorp Callable 12/09/2043 @ $100 5.450%, 06/09/2044	$14,000	$14,902
International Paper Callable 02/15/2047 @ $100 4.400%, 08/15/2047	13,000	12,715
Lubrizol 6.500%, 10/01/2034	18,000	23,739
Owens-Brockway Glass Container 5.375%, 01/15/2025 (A)	50,000	51,500
PH Glatfelter Callable 12/02/2016 @ $103 5.375%, 10/15/2020	6,000	6,120
Steel Dynamics Callable 10/01/2017 @ $103 5.125%, 10/01/2021	50,000	52,125
SunCoke Energy Partners Callable 12/02/2016 @ $106 7.375%, 02/01/2020	25,000	24,063
Unifrax I Callable 12/02/2016 @ $102 7.500%, 02/15/2019 (A)	11,000	10,588
United States Steel Callable 07/01/2018 @ $106 8.375%, 07/01/2021 (A)	60,000	63,750
Westlake Chemical Callable 05/15/2026 @ $100 3.600%, 08/15/2026 (A)	22,000	21,994

		952,808

Real Estate — 0.2%
American Tower Callable 07/15/2026 @ $100 3.375%, 10/15/2026	18,000	17,913
Callable 10/15/2026 @ $100 3.125%, 01/15/2027	29,000	28,156
AvalonBay Communities MTN Callable 04/15/2046 @ $100 3.900%, 10/15/2046	9,000	8,813

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Real Estate — continued
Columbia Property Trust Operating Partnership Callable 05/15/2026 @ $100 3.650%, 08/15/2026	$9,000	$8,939
CubeSmart Callable 06/01/2026 @ $100 3.125%, 09/01/2026	18,000	17,682
DuPont Fabros Technology Callable 06/15/2018 @ $104 5.625%, 06/15/2023	15,000	15,788
Federal Realty Investment Trust Callable 02/01/2046 @ $100 3.625%, 08/01/2046	3,000	2,811
iStar 6.500%, 07/01/2021	28,000	28,209
Kennedy-Wilson Callable 04/01/2019 @ $103 5.875%, 04/01/2024	50,000	50,563
Kimco Realty Callable 07/01/2026 @ $100 2.800%, 10/01/2026	10,000	9,773
Liberty Property Callable 07/01/2026 @ $100 3.250%, 10/01/2026	12,000	11,915
Realty Income Callable 10/15/2026 @ $100 3.000%, 01/15/2027	8,000	7,861

		208,423

Telecommunication Services — 0.9%
AT&T Callable 11/15/2045 @ $100 4.750%, 05/15/2046	60,000	58,715
Callable 11/15/2034 @ $100 4.500%, 05/15/2035	38,000	37,722
Callable 12/15/2044 @ $100 4.350%, 06/15/2045	37,000	33,943
AT&T 5.800%, 02/15/2019	102,000	110,800
Block Communications Callable 12/02/2016 @ $104 7.250%, 02/01/2020 (A)	36,000	36,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Telecommunication Services — continued
CenturyLink 6.875%, 01/15/2028	$22,000	$20,680
CenturyLink Callable 01/01/2025 @ $100 5.625%, 04/01/2025	15,000	14,063
Cincinnati Bell Callable 09/15/2019 @ $105 7.000%, 07/15/2024 (A)	25,000	26,188
Cogent Communications Group Callable 12/01/2021 @ $100 5.375%, 03/01/2022 (A)	50,000	51,375
Frontier Communications Callable 06/15/2025 @ $100 11.000%, 09/15/2025	60,000	61,434
Sprint 7.250%, 09/15/2021	165,000	168,919
Sprint Capital 8.750%, 03/15/2032	25,000	25,375
T-Mobile USA Callable 11/14/2016 @ $103 6.542%, 04/28/2020	80,000	82,600
Verizon Communications 4.862%, 08/21/2046	28,000	29,657
4.672%, 03/15/2055	34,000	33,145
4.522%, 09/15/2048	61,000	60,660
Verizon Communications Callable 05/01/2034 @ $100 4.400%, 11/01/2034	6,000	6,079
Zayo Group Callable 05/15/2020 @ $103 6.375%, 05/15/2025	20,000	21,056

		879,221

Utilities — 0.7%
AES Callable 03/15/2019 @ $103 5.500%, 03/15/2024	60,000	60,899
Arizona Public Service Callable 12/15/2019 @ $100 2.200%, 01/15/2020	10,000	10,180

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Utilities — continued
Dominion Gas Holdings Callable 05/01/2043 @ $100 4.800%, 11/01/2043	$29,000	$31,047
Dominion Resources Callable 10/01/2024 @ $100 5.750%, 10/01/2054 (B)	32,000	33,280
Dominion Resources 2.962%, 07/01/2019 (C)	8,000	8,172
Duke Energy Callable 03/01/2046 @ $100 3.750%, 09/01/2046	20,000	18,927
Duke Energy Progress Callable 02/15/2022 @ $100 2.800%, 05/15/2022	26,000	27,069
Dynegy Callable 11/01/2018 @ $104 7.375%, 11/01/2022	50,000	48,219
Entergy Arkansas Callable 12/15/2024 @ $100 4.950%, 12/15/2044	20,000	21,058
Entergy Louisiana Callable 01/15/2025 @ $100 4.950%, 01/15/2045	1,000	1,065
Exelon Callable 12/15/2044 @ $100 5.100%, 06/15/2045	2,000	2,262
Exelon Generation Callable 12/15/2019 @ $100 2.950%, 01/15/2020	18,000	18,470
FirstEnergy 7.375%, 11/15/2031	53,000	68,911
Hydro-Quebec 1.375%, 06/19/2017	69,000	69,120
Louisville Gas & Electric Callable 04/01/2045 @ $100 4.375%, 10/01/2045	9,000	9,942
Massachusetts Electric Callable 02/15/2046 @ $100 4.004%, 08/15/2046 (A)	58,000	58,740
NRG Energy Callable 07/15/2018 @ $103 6.250%, 07/15/2022	60,000	60,150

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

CORPORATE OBLIGATIONS — continued
	Face Amount/Shares	Value
Utilities — continued
South Carolina Electric & Gas Callable 12/01/2016 @ $100 5.100%, 06/01/2065	$12,000	$13,631
Southern 1.300%, 08/15/2017	136,000	136,069
Talen Energy Supply Callable 12/02/2016 @ $103 4.625%, 07/15/2019 (A)	25,000	23,750
TerraForm Power Operating Callable 02/01/2018 @ $105 5.875%, 02/01/2023 (A) (C)	35,000	35,088
Trans-Allegheny Interstate Line Callable 03/01/2025 @ $100 3.850%, 06/01/2025 (A)	5,000	5,277

		761,326

TOTAL CORPORATE OBLIGATIONS (Cost $13,648,784)		13,990,694

REGISTERED INVESTMENT COMPANIES — 1.4%
Lazard Global Listed Infrastructure Portfolio, Cl I	103,794	1,435,471
Nuveen Symphony Floating Rate Income Fund, Cl I	250	4,954

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,447,644)		1,440,425

EXCHANGE TRADED FUNDS — 1.1%
iShares Europe ETF	1,049	39,998
iShares MSCI Indonesia ETF	2,050	53,813
iShares MSCI Japan ETF	1,063	13,426
iShares Russell 1000 Value ETF	360	37,454
PowerShares Global Listed Private Equity Portfolio	86,700	918,153

TOTAL EXCHANGE TRADED FUNDS (Cost $1,009,878)		1,062,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

PREFERRED STOCK — 0.1%
	Shares/Face Amount	Value
Brazil — 0.1%
Banco Bradesco #	4,200	$44,040
Braskem 3.900%	600	5,327

		49,367

Germany — 0.0%
Bayerische Motoren Werke 4.440%	292	22,165
Henkel & KGaA 1.340%	81	10,395

		32,560

TOTAL PREFERRED STOCK (Cost $75,474)		81,927

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority 1.750%, 10/15/2018	$23,000	23,327

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $23,352)		23,327

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bill 0.471%, 03/30/2017 (D)(E)	2,920,000	2,915,243
U.S. Treasury Bonds 3.125%, 08/15/2044	23,000	25,586
3.000%, 11/15/2045	29,000	31,485
2.500%, 02/15/2046	39,000	38,267
2.500%, 05/15/2046	368,000	361,257
U.S. Treasury Notes 2.250%, 07/31/2021	14,000	14,588
2.125%, 09/30/2021	70,000	72,557
2.125%, 12/31/2021	58,000	60,130
2.125%, 06/30/2022	127,000	131,514
2.000%, 10/31/2021	58,000	59,783
1.750%, 02/28/2022	79,000	80,355
1.625%, 06/30/2020	49,000	49,835
1.625%, 04/30/2023 (E)	159,000	159,472
1.625%, 05/31/2023	20,000	20,048
1.625%, 05/15/2026	35,000	34,377
1.500%, 02/28/2023 (E)	161,000	160,421

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
1.500%, 08/15/2026	$260,000	$252,241
1.375%, 08/31/2023	100,000	98,516
1.375%, 09/30/2023	80,000	78,738
1.125%, 02/28/2021	4,000	3,977
U.S. Treasury Notes 1.125%, 08/31/2021	100,000	99,117
1.125%, 09/30/2021	80,000	79,244
0.750%, 08/31/2018	100,000	99,820
0.750%, 09/30/2018	80,000	79,828
0.750%, 07/15/2019	120,000	119,297

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,152,013)		5,125,696

TOTAL INVESTMENTS — 81.4% (Cost $80,984,410)		$82,956,729

Percentages are based on Net Assets of $101,878,522.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of October 31, 2016 was $4,781,289 and represents 4.7% of Net Assets.
(B)	Floating rate security—Rate disclosed is the rate in effect on October 31, 2016.
(C)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on October 31, 2016. The coupon on a step bond changes on a specifiebd date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts or forward foreign currency contracts.
‡	Real Estate Investment Trust
#	Rate not available.

BRL — Brazilian Real

Cl — Class

EAFE — Europe, Australasia and Far East

EUR — Euro

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PEN — Peruvian Sol

PLC — Public Limited Company

S&P — Standard & Poor’s

S&P CNX Nifty — National Stock Exchange of India

SEK — Swedish Krona

Ser — Series

SGX — Singapore Exchange Limited

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	12/7/16	EUR	786,000	USD	889,290	$25,070
Morgan Stanley & Co., Inc.	12/7/16	GBP	94,000	USD	125,344	10,195
Morgan Stanley & Co., Inc.	12/7/16	JPY	140,500,000	USD	1,386,949	45,328
Morgan Stanley & Co., Inc.	12/7/16	SEK	259,000	USD	30,853	2,127
Morgan Stanley & Co., Inc.	12/7/16	USD	89,648	EUR	80,000	(1,687)
Morgan Stanley & Co., Inc.	12/7/16	USD	30,357	SEK	259,000	(1,631)
Morgan Stanley & Co., Inc.	1/10/17	GBP	17,300	USD	22,501	1,288
Morgan Stanley & Co., Inc.	1/10/17	USD	6,109	GBP	5,000	21
Morgan Stanley & Co., Inc.	1/11/17	JPY	6,745,000	USD	66,712	2,188

						$82,899

For the period ended October 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

The open futures contracts held by the Fund at October 31, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
DJ Euro Stoxx 50 Index	(22)	Dec-2016	$(4,223)
Euro	(22)	Dec-2016	82,283
FTSE 100 Index	(12)	Dec-2016	(45,191)
GBP Currency	(20)	Dec-2016	125,065
Japanese Currency	(1)	Dec-2016	3,241
Mexican Bolsa Index	41	Dec-2016	30,803
MINI MSCI EAFE	(20)	Dec-2016	22,844
MINI MSCI Emerging Markets Index	(14)	Dec-2016	(5,699)
Russell 2000 Index E-MINI	69	Dec-2016	(138,447)
Russell 1000 Value Index	28	Dec-2016	957
S&P 500 Index E-MINI	(25)	Dec-2016	(5,248)
SGX S&P CNX Nifty Index	577	Nov-2016	(69,782)
Swiss Franc	(5)	Dec-2016	12,641
TOPIX Index	8	Dec-2016	40,114
U.S. 10-Year Treasury Note	(19)	Dec-2016	30,533
U.S. 5-Year Treasury Note	(11)	Dec-2016	4,964
U.S. Long Treasury Bond	(10)	Dec-2016	79,125

			$163,980

For the period ended October 31, 2016, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

The following table summarizes the inputs used as of October 31, 2016, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$31,489	$—	$—	$31,489
Belgium	106,835	—	—	106,835
Bermuda	53,799	—	—	53,799
Canada	263,383	—	—	263,383
Denmark	102,943	—	—	102,943
Finland	166,223	—	—	166,223
France	942,692	—	—	942,692
Germany	794,855	—	—	794,855
Hong Kong	293,246	—	—	293,246
Indonesia	7,083,860	—	—	7,083,860
Ireland	8,281	—	—	8,281
Italy	318,097	—	—	318,097
Japan	14,514,948	—	—	14,514,948
Luxembourg	35,261	—	—	35,261
Malaysia	158,473	—	—	158,473
Mexico	9,660,809	—	—	9,660,809
Netherlands	357,739	—	—	357,739
Norway	86,087	—	—	86,087
Portugal	34,029	—	—	34,029
South Africa	73,419	—	—	73,419
South Korea	130,516	—	—	130,516
Spain	327,427	—	—	327,427
Sweden	200,220	—	—	200,220
Switzerland	693,802	—	—	693,802
Taiwan	127,754	—	—	127,754
United Kingdom	1,440,315	—	—	1,440,315
United States	6,717,424	—	—	6,717,424

Total Common Stock	44,723,926	—	—	44,723,926

Sovereign Debt	—	16,507,890	—	16,507,890

Corporate Obligations	—	13,990,694	—	13,990,694

Registered Investment Companies	1,440,425	—	—	1,440,425

Exchange Traded Funds	1,062,844	—	—	1,062,844

Preferred Stock	81,927	—	—	81,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligation	$—	$23,327	$—	$23,327

U.S. Treasury Obligations	—	5,125,696	—	5,125,696

Total Investments in Securities	$47,309,122	$35,647,607	$—	$82,956,729

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts *
Unrealized Appreciation	$—	$86,217	$—	$86,217
Unrealized Depreciation	—	(3,318)	—	(3,318)
Futures Contracts *
Unrealized Appreciation	432,570	—	—	432,570
Unrealized Depreciation	(268,590)	—	—	(268,590)

Total Investments in Securities	$163,980	$82,899	$—	$246,879

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument

Amounts designated as “—“ are $0.

For the period ended October 31, 2016, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $80,984,410)	$82,956,729
Foreign Currency, at Value (Cost $11,689)	34,819
Cash	17,754,424
Dividend and Interest Receivable	584,710
Receivable for Capital Shares Sold	481,846
Receivable for Investment Securities Sold	263,349
Unrealized Appreciation on Forward Foreign Currency Contracts	86,217
Receivable due from Investment Adviser	48,013
Reclaim Receivable	23,974
Deferred Offering Costs (Note 2)	22,482
Unrealized Appreciation on Foreign Spot Currency Contracts	41
Other Prepaid Expenses	7,987

Total Assets	102,264,591

Liabilities:
Payable for Investment Securities Purchased	278,967
Payable due to Administrator	11,858
Variation Margin Payable	5,050
Unrealized Depreciation on Forward Foreign Currency Contracts	3,318
Chief Compliance Officer Fees Payable	2,468
Payable due to Trustees	251
Unrealized Depreciation on Foreign Spot Currency Contracts	38
Other Accrued Expenses and Other Payables	84,119

Total Liabilities	386,069

Net Assets	$101,878,522

NET ASSETS CONSIST OF:
Paid-in Capital	$97,432,149
Undistributed Net Investment Income	1,088,411
Accumulated Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	1,117,437
Net Unrealized Appreciation on Investments	1,972,319
Net Unrealized Appreciation on Futures Contracts	163,980
Net Unrealized Appreciation on Forward Contracts, Foreign Currency
Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	104,226

Net Assets	$101,878,522

Institutional Shares:
Net Assets	$101,773,157
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,681,312
Net Asset Value, Offering and Redemption Price Per Share	$10.51

Investor Servicing Shares:
Net Assets	$105,365
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	10,010
Net Asset Value, Offering and Redemption Price Per Share	$10.53

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Period Ended October 31, 2016*

Investment Income:
Dividends	$705,702
Interest	760,707
Less: Foreign Taxes Withheld	(55,879)

Total Investment Income	1,410,530

Expenses:
Investment Advisory Fees	406,536
Administration Fees	92,951
Trustees’ Fees	6,850
Chief Compliance Officer Fees	4,350
Custodian Fees	62,130
Legal Fees	48,322
Offering Costs (Note 2)	45,276
Transfer Agent Fees	31,385
Audit Fees	23,000
Printing Fees	17,500
Registration and Filing Fees	13,214
Other Expenses	50,543

Total Expenses	802,057

Less:
Waiver of Investment Advisory Fees	(406,536)
Reimbursement by Investment Adviser	(124,493)

Net Expenses	271,028

Net Investment Income	1,139,502

Net Realized Gain (Loss) on:
Investments	1,090,913
Futures Contracts	37,668
Forward Contracts and Foreign Currency Transactions	(62,235)

Net Realized Gain	1,066,346

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,972,319
Futures Contracts	163,980
Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	104,226

Net Change in Unrealized Appreciation	2,240,525

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,306,871

Net Increase in Net Assets Resulting from Operations	$4,446,373

*	Commenced operations on March 2, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended October 31, 2016*
Operations:
Net Investment Income	$1,139,502
Net Realized Gain on Investments, Futures Contracts, Forward Contracts and Foreign Currency Transactions	1,066,346
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,240,525

Net Increase in Net Assets Resulting From Operations	4,446,373

Capital Share Transactions:
Institutional Shares
Issued	108,435,930
Redeemed	(11,103,881)

Net Institutional Shares Transactions	97,332,049

Investor Servicing Shares
Issued	100,100

Net Investor Servicing Shares Transactions	100,100

Net Increase in Net Assets From Capital Share Transactions	97,432,149

Total Increase in Net Assets	101,878,522

Net Assets:
Beginning of Period	—

End of Period (including Undistributed Net Investment Income of $1,088,411)	$101,878,522

Shares Transactions:
Institutional Shares
Issued	10,746,149
Redeemed	(1,064,837)

Total Institutional Shares Transactions	9,681,312

Investor Servicing Shares
Issued	10,010

Total Investor Servicing Shares Transactions	10,010

Net Increase in Shares Outstanding From Share Transactions	9,691,322

*	Commenced operations on March 2, 2016.

Amounts	designated as “— “ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Institutional Shares

Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.14
Net Realized and Unrealized Gain	0.37

Total from Investment Operations	0.51

Net Asset Value, End of Period	$10.51

Total Return†	5.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$101,773
Ratio of Expenses to Average Net Assets	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.48%††
Ratio of Net Investment Loss to Average Net Assets	2.10%††
Portfolio Turnover Rate	90%‡

(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Investor Servicing Shares

Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.14
Net Realized and Unrealized Gain	0.39

Total from Investment Operations	0.53

Net Asset Value, End of Period	$10.53

Total Return†	5.30%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$106
Ratio of Expenses to Average Net Assets	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.48%††
Ratio of Net Investment Loss to Average Net Assets	2.08%††
Portfolio Turnover Rate	90%‡

(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 14 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek absolute return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

Investments for details regarding open forward foreign currency contracts as of October 31, 2016, if applicable.

For the period ended October 31, 2016, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$82,625
Average Monthly Notional Contracts Sold	$630,412

Futures Contracts — The Fund utilized futures contracts during the period ended October 31, 2016. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2016.

For the period ended October 31, 2016, the average notional amount of futures contracts held were as follows:

Average Notional Value of Contracts Purchased Long	$5,340,412
Average Notional Value of Contracts Sold Short	$1,745,497

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of October 31, 2016, the remaining amount still to be amortized for the Fund was $22,482.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of October 31, 2016, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Currency contracts	Net Assets — Unrealized appreciation on futures contracts	$223,230	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	94,718	*	Net Assets — Unrealized depreciation on futures contracts	268,590	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	86,217	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	3,318	*
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	114,622	*	Net Assets — Unrealized depreciation on futures contracts	—	*

Total Derivatives not accounted for as hedging instruments		$518,787			$271,908

*	Includes cumulative appreciation (depreciation) of futures and forward contacts as reported in the Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

The effective of derivative instruments on the Statement of Operations for the period ended October 31, 2016, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(822,385)	$(236,571)	$(1,058,956)
Equity contracts	1,030,939	—	1,030,939
Interest rate contracts	(170,886)	—	(170,886)

Total	$37,668	$(236,571)	$(198,903)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$223,229	$82,899	$306,128
Equity contracts	(173,871)	—	(173,871)
Interest rate contracts	114,622	—	114,622

Total	$163,980	$82,899	$246,879

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of October 31, 2016:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount
	Forward Foreign Currency Contracts
Morgan Stanley & Co., Inc .	$86,217	$(3,318)	$82,899	$(82,899)	$—

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2016, the Fund paid $92,951 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.50% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until February 28, 2017

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

(the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017. As of October 31, 2016, the fees which were previously waived and/or reimbursed by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $531,029 expiring in 2019.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended October 31, 2016, were as follows:

Purchases
U.S. Government	$11,680,949
Other	113,606,837

Sales
U.S. Government	$3,868,384
Other	44,832,195

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Permanent book and tax basis differences which are primarily attributable to foreign currency transactions, REIT adjustments, reclassification of sales of PFIC gains and

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

paydown gains and losses on investments have been reclassified to/from the following accounts during the period ended October 31, 2016:

Undistributed Net Investment Loss	Accumulated Net Realized Gain
$(51,091)	$51,091

These reclassifications have no impact on net assets or net asset value per share.

There were no tax character of dividends or distributions declared during the period ended October 31, 2016.

As October 31, 2016 of the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,710,939
Undistributed Long-Term Capital Gains	46,622
Unrealized Appreciation	2,101,665
Other Temporary Differences	(412,853)

Total Distributable Earnings	$4,446,373

The difference between Federal tax cost and book cost are primarily due to PFIC and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$81,123,270	$3,104,062	$(1,270,603)	$1,833,459

10. Concentration of Risks:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options or swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Sovereign Debt Securities Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

11. Other:

At October 31, 2016, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	5	88%
Investor Servicing Shares	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund III and Shareholders of

PineBridge Dynamic Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PineBridge Dynamic Asset Allocation Fund (one of the funds constituting The Advisors’ Inner Circle Fund III, hereafter referred to as the “Fund”) as of October 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period March 2, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2016

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2016 to October 31, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund — Institutional Shares**
Actual Portfolio Return	$1,000.00	$1,031.40	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54
PineBridge Dynamic Asset Allocation Fund — Investor Servicing Shares**
Actual Portfolio Return	$1,000.00	$1,032.40	0.50%	2.55
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by184/366 (to reflect the one-half year period shown).

**	Commenced operations on March 2, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES 2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3	Trustees oversee 14 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 877-225-4164. The following chart lists Trustees and Officers as of October 31, 2016.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments — Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Member of Independent Committee of Nuveen Commodities Asset Management.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Current Directorships: Trustee of AXA Premier VIP Trust, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

Current Directorships: Trustee of City National Rochdale Funds, Winton Series Trust, Winton Diversified Opportunities Trust (closed-end investment company) and Gallery Trust. Director of Lapolla Industries, Inc.

Former Directorships: Trustee of Rochdale Investment Trust to 2013.

Current Directorships: Trustee of Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company) and Gallery Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorship: Trustee of O’Connor EQUUS (closed-end investment company) to 2016.

4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e.,“public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
ROBERT NESHER (Born: 1946)	Vice Chairman (Since 2014)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis, & Bockius LLP from 2006 to 2010.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Winton Series Trust, Winton Diversified Opportunities Fund (closed-end investment company), Gallery Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. until 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016.
LISA WHITTAKER (Born: 1978)	Vice President and Assistant Secretary (Since 2014)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM (Born: 1981)	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners (2011-2015). Investor Services Team Lead, Morgan Stanley Alternative Investment Partners (2007- 2011).

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
OCTOBER 31, 2016

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.

Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
100.00%	0.00%	100.00%	5.40%	20.06%	52.38%	10.59%	0.00%	100.00%

1. Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2. The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

3. “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4. The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5. The percentage of this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6. The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2016. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2016. The total amount of foreign source income is $906,432. The total amount of foreign tax paid is $44,506. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2016. Complete information will be computed and reported with your 2016 Form 1099-DIV.

PineBridge Dynamic Asset Allocation Fund

P.O. Box 588

Portland, ME 04112

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2016			2015
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$264,000	$0	$0	$211,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$534,700	$0	$0	$0
(d)	All Other Fees	$0	$0	$2,970	$0	$0	$0

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2016			2015
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$36,050	$0	$0	$35,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$5,150	$0	$0	$5,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2016			2015
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	N/A	N/A	N/A	$25,400	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2016	2015
Audit-Related Fees	N/A	0%
Tax Fees	N/A	0%
All Other Fees	N/A	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $537,670 and $0 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $5,150 and $5,000 for 2016 and 2015, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were N/A and $0 for 2016 and 2015, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 6, 2017

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 6, 2017

*	Print the name and title of each signing officer under his or her signature.